Promissory notes payable and other borrowings (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		12 Months Ended
	May 31, 2020	Apr. 30, 2020	Nov. 30, 2022	Nov. 30, 2021	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Interest expense			$ 152,871	$ 197,250
Unsecured promissory note [member]
IfrsStatementLineItems [Line Items]
Notional amount			$ 200,000		$ 200,000
Interest rate			18.00%		18.00%
Interest expense			$ 150,384		$ 141,940
Secured promissory note [member]
IfrsStatementLineItems [Line Items]
Interest rate			8.00%		8.00%
Proceeds from debt			$ 434,023		$ 429,822
Paycheck protection program loans [member]
IfrsStatementLineItems [Line Items]
Notional amount			209,875
Interest rate	1.00%	1.00%
Proceeds from debt	$ 1,589,559	$ 1,589,559	1,589,559
Remaining deferred income liability
Paycheck protection program loans [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Qualifying expenses			$ 1,589,559